Certain Risks and Concentration (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)
Certain Risks and Concentration [Abstract]
Hong kong deposit protection board insured limits	$ 64,350	$ 500,000
Uninsured of hong kong deposit insurance limitation	$ 11,635,998		$ 9,536,497